Segment information - Assets by geographic area (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment	$ 58,112	$ 59,700
Total consolidated property, plant and equipment	57,507	58,856
Intangible assets and goodwill	15,181	16,185
Total consolidated intangible assets	15,181	16,185
Long-lived assets including equity method investments	73,293	75,885
Total consolidated long-lived assets	72,688	75,041
Variable Interest Entity, Primary Beneficiary
Segment Reporting, Asset Reconciling Item [Line Items]
Total consolidated property, plant and equipment	605	844
Total consolidated intangible assets	0	0
Total consolidated long-lived assets	605	844
Italy
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment	24,490	22,534
Intangible assets and goodwill	11,613	12,883
Long-lived assets including equity method investments	36,103	35,417
Canada
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment	28,557	31,909
Intangible assets and goodwill	171	192
Long-lived assets including equity method investments	28,728	32,101
United States
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment	719	951
Intangible assets and goodwill	0	0
Long-lived assets including equity method investments	719	951
Rest of Europe
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment	3,713	3,423
Intangible assets and goodwill	3,397	3,110
Long-lived assets including equity method investments	7,110	6,533
Asia Pacific
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment	633	883
Intangible assets and goodwill	0	0
Long-lived assets including equity method investments	$ 633	$ 883